Summary of Parent Company's Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Jul. 28, 2012		Jan. 28, 2012		Jul. 30, 2011		Jan. 29, 2011
Debt Instrument [Line Items]
Notes, Total	$ 5,464		$ 5,161		$ 5,534		$ 5,288
Less current portion	985	[1]	315	[1],[2]	171	[1]	570	[2]
Total Long-term debt	4,479	[3]	4,846	[3]	5,363	[3]	4,718	[3]
7.625% notes, due fiscal 2011
Debt Instrument [Line Items]
Long-term debt			0	[4],[5]			503	[4],[5]
Less current portion							503
7.875% senior notes, due fiscal 2013
Debt Instrument [Line Items]
Long-term debt	399	[6]	398	[4],[6]	397	[6]	396	[4]
7.375% senior notes, due fiscal 2018
Debt Instrument [Line Items]
Long-term debt	404	[6]	404	[4],[6]	404	[6]	405	[4]
8.750% debentures, due fiscal 2021
Debt Instrument [Line Items]
Long-term debt	22	[7]	22	[7],[8]	22	[7]	22	[8]
Parent company
Debt Instrument [Line Items]
Notes, Total			824				1,326
Less current portion			0	[9]			503	[9]
Total Long-term debt			824				823
Parent company | 7.625% notes, due fiscal 2011
Debt Instrument [Line Items]
Long-term debt			0	[10]			503	[10]
Parent company | 7.875% senior notes, due fiscal 2013
Debt Instrument [Line Items]
Long-term debt			398				396
Parent company | 7.375% senior notes, due fiscal 2018
Debt Instrument [Line Items]
Long-term debt			404				405
Parent company | 8.750% debentures, due fiscal 2021
Debt Instrument [Line Items]
Long-term debt			$ 22	[7]			$ 22	[7]

[1]	Current portion of Long-term debt as of July 28, 2012 is primarily comprised of $546 million of U.K. real estate senior credit facility due April 7, 2013; $156 million of our Spanish real estate credit facility due February 1, 2013; $95 million of our U.K. real estate junior credit facility due April 7, 2013; and $75 million of our French real estate credit facility due February 1, 2013.
[2]	Current portion of Long-term debt as of January 28, 2012 is primarily comprised of $168 million of our Spanish real estate credit facility and $81 million of our French real estate credit facility due 2012. Current portion of Long-term debt as of January 29, 2011 was primarily comprised of $503 million of the 2011 notes, which were redeemed on June 24, 2011.
[3]	We maintain derivative instruments on certain of our long-term debt, which impact our effective interest rates. Refer to Note 3 entitled "DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES" for further details.
[4]	Represents obligations of Toys "R" Us, Inc. (the "Parent Company") legal entity. For further details on parent company information, refer to Schedule I-Parent Company Condensed Financial Statements and Notes to the Condensed Financial Statements.
[5]	On June 24, 2011, we redeemed the 7.625% notes due fiscal 2011 (the "2011 Notes") with funds received from the net proceeds of a new tranche of term loans in an aggregate principal amount of $400 million ("Incremental Secured Term Loan") and borrowings under our secured revolving credit facility ("ABL Facility").
[6]	Represents obligations of Toys "R" Us, Inc. (the "Parent Company") legal entity.
[7]	Represents obligations of Toys "R" Us, Inc. and Toys-Delaware.
[8]	Represents obligations of the Parent Company and Toys-Delaware.
[9]	Current portion of Long-term debt as of January 29, 2011 was comprised of $503 million of the 7.625% notes, which were redeemed on June 24, 2011.
[10]	On June 24, 2011, the Parent Company received funds from Toys-Delaware from the net proceeds from the Incremental Secured Term Loan along with borrowings under the ABL Facility to redeem the outstanding principal amount of the 7.625% notes due fiscal 2011.